Segment Information (Segment Results) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 26, 2014	Jun. 27, 2014	Mar. 28, 2014	Dec. 31, 2013	Sep. 27, 2013	Jun. 28, 2013	Mar. 29, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Sales	$ 5,224.2	$ 4,707.1	$ 4,783.5	$ 4,439.2	$ 5,044.0	$ 4,479.4	$ 4,534.1	$ 4,225.6	$ 19,154.0	$ 18,283.1	$ 17,474.8
Operating profit	866.8	$ 866.2	$ 875.5	$ 738.1	854.9	$ 783.8	$ 804.8	$ 677.0	3,346.6	3,120.5	2,979.6
Identifiable assets	36,991.7				34,672.2				36,991.7	34,672.2	32,941.0
Depreciation and amortization									889.5	850.6	799.0
Capital expenditures, gross									580.6	538.1	445.8
Test & Measurement
Sales									2,702.1	2,582.4	2,595.4
Operating profit									573.2	515.1	515.7
Depreciation and amortization									83.5	90.7	91.5
Capital expenditures, gross									17.0	25.4	25.0
Environmental
Sales									3,547.3	3,316.9	3,063.5
Operating profit									705.2	696.5	652.5
Depreciation and amortization									85.7	62.7	48.9
Capital expenditures, gross									76.1	46.5	29.5
Life Sciences & Diagnostics
Sales									7,185.7	6,856.4	6,485.1
Operating profit									1,105.9	1,009.8	861.1
Depreciation and amortization									539.0	517.3	478.2
Capital expenditures, gross									391.1	386.7	296.8
Dental
Sales									2,193.1	2,094.9	2,022.9
Operating profit									304.4	304.9	293.1
Depreciation and amortization									85.0	83.3	92.4
Capital expenditures, gross									24.4	30.7	30.2
Industrial Technologies
Sales									3,525.8	3,432.5	3,307.9
Operating profit									801.3	722.9	685.6
Depreciation and amortization									88.8	89.2	80.8
Capital expenditures, gross									70.6	47.1	49.0
Equity method earnings related to Apex joint venture
Operating profit									0.0	0.0	69.9
Other Segments
Operating profit									(143.4)	(128.7)	(98.3)
Depreciation and amortization									7.5	7.4	7.2
Capital expenditures, gross									1.4	1.7	15.3
Continuing operations | Test & Measurement
Identifiable assets	3,550.9				3,561.6				3,550.9	3,561.6	3,619.5
Continuing operations | Environmental
Identifiable assets	3,824.9				3,584.5				3,824.9	3,584.5	3,146.6
Continuing operations | Life Sciences & Diagnostics
Identifiable assets	13,743.9				13,614.7				13,743.9	13,614.7	13,305.2
Continuing operations | Dental
Identifiable assets	6,224.3				4,095.1				6,224.3	4,095.1	4,079.9
Continuing operations | Industrial Technologies
Identifiable assets	4,149.0				4,363.6				4,149.0	4,363.6	4,235.6
Continuing operations | Other Segments
Identifiable assets	3,615.2				3,519.3				3,615.2	3,519.3	2,667.9
Discontinued operations
Identifiable assets	$ 1,883.5				$ 1,933.4				$ 1,883.5	$ 1,933.4	$ 1,886.3